Earnings Per Share - Schedule of Diluted Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net income	$ 310,553	$ 422,484
Weighted average number of common shares	83,067,252	84,551,576
Dilutive effect of Stock options and restricted share units	347,058	691,532
Weighted average number of diluted common shares	83,414,310	85,243,108
Earnings per share - diluted (in dollars)	$ 3.72	$ 4.96